Financial income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2021
Component Of Other Non Operating Income Expense [Abstract]
Schedule of other Nonoperating income expense
	Year ended December 31,
	2021	2020	2019
Bank charges and other financial expenses	$(134)	$(369)	$(323)
Amortization of discount and issuance costs of convertible notes	(20,029)	(4,036)	-
Exchange rate gain (loss), net	(1,273)	(262)	(195)
Interest income	1,923	1,867	1,889
	$(19,513)	$(2,800)	$1,371